PIONEER
BOND
FUND


SEMIANNUAL
REPORT

12/31/02


[PIONEER INVESTMENTS(R) LOGO]

TABLE OF CONTENTS

Letter from the President                                             1

Portfolio Summary                                                     2

Performance Update                                                    3

Portfolio Management Discussion                                       7

Schedule of Investments                                              10

Financial Statements                                                 23

Notes to Financial Statements                                        30

Trustees, Officers and Service Providers                             35

Programs and Services for Pioneer Shareowners                        36

PIONEER BOND FUND

LETTER FROM THE PRESIDENT 12/31/02

DEAR SHAREOWNERS,

This year marks the 75th anniversary of Pioneer's founding and the establishment of Pioneer Fund. When we first opened for business in 1928, Calvin Coolidge was president and there were 48 states, not 50. At 120 million people, the U.S. population was less than half its current size. The nation's economic output, now measured in trillions of dollars, stood then at $97 billion. Both the depression of the 1930s and World War II lay in the future, as did the post-war economic resurgence and the baby boom. Other wars followed, in Korea, Vietnam and the Persian Gulf, interspersed with recessions, recoveries and the inevitable market cycles.

In fact, Pioneer has been serving investors for nearly one-third of our nation's history. As one of the companies that created the mutual fund industry, we were among the first to make a professionally managed, diversified stock portfolio available to individual investors, conveniently and at low cost. Today, we offer dozens of investment choices along with retirement programs for individuals and businesses. Our funds are designed to suit investors whose comfort levels vary widely, whether their goals are immediate income, long-term growth or some combination of the two.

Like the country, Pioneer has grown tremendously since the 1920s. Two years ago we became a subsidiary of UniCredito Italiano S.p.A., one of Europe's largest and most successful banking groups. As a result, our ability to serve our shareowners now includes access to global asset management expertise with multinational operations and a significant presence in eight countries. Pioneer Global Asset Management S.p.A. and its subsidiaries manage approximately $108 billion (as of December 31, 2002) under the name Pioneer Investments(R), including $18.5 billion for U.S. investors.

We credit this impressive growth to three key factors. First, our investment approach has always relied on solid, fundamental research into the companies we invest in. Second, we consistently adhere to our core principle of looking for the most attractively valued securities. Finally, we owe our success in large measure to the thousands of investment professionals who recommend Pioneer funds to their clients. These professionals know that mutual funds built around Pioneer's disciplined, research-based approach may be appropriate for many investors.

Looking ahead, we believe that the U.S. economy will soon come out of its doldrums. But no matter what happens in the upcoming months, remember that your investment professional is trained to guide you in creating an appropriate portfolio, one that's designed to help move you closer to your financial goals.

All of us at Pioneer thank you for your continued business.

Respectfully,


/s/ Daniel T. Geraci
Daniel T. Geraci
Pioneer Investment Management, Inc.

PIONEER BOND FUND

PORTFOLIO SUMMARY 12/31/02

[CHART]

PORTFOLIO MATURITY

(As a percentage of total investment portfolio)

0-1 years          8.7%
1-3 years         26.8%
3-4 years          9.3%
4-6 years         21.7%
6-8 years         16.5%
8+ years          17.0%

[CHART]

PORTFOLIO QUALITY

(As a percentage of long-term holdings)

U.S. Government & Agency             39.0%
BBB                                  27.4%
B & Lower                            11.1%
BB                                    8.6%
A                                     7.6%
AA                                    2.6%
Commercial Paper                      2.3%
AAA                                   1.4%

10 LARGEST HOLDINGS

(As a percentage of long-term holdings)

 1.  U.S Treasury Bonds, 7.5%, 11/15/16                                    3.95%
 2.  U.S Treasury Notes, 3.5%, 1/15/11                                     2.76
 3.  Government National Mortgage Association, 7.5%, 12/15/31              1.89
 4.  U.S. Treasury Bonds, 8.0%, 11/15/21                                   1.63
 5.  U.S. Treasury Notes, 6.25%, 8/15/23                                   1.60
 6.  Government National Mortgage Association, 6.5%, 5/15/29               1.39
 7.  U.S. Treasury Notes, 3.0%, 7/15/12                                    1.24
 8.  Government National Mortgage Association, 6.5%, 7/15/32               1.17
 9.  Government National Mortgage Association, 6.5%, 8/15/32               1.08
10.  Government National Mortgage Association, 6.5%, 2/15/32               1.07

PIONEER BOND FUND

PERFORMANCE UPDATE 12/31/02                                       CLASS A SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    12/31/02        6/30/02
                             $   9.07        $  8.89

                             INCOME          SHORT-TERM      LONG-TERM
DISTRIBUTIONS PER SHARE      DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
(7/1/02-12/31/02)
                             $  0.2235       $     -         $     -

INVESTMENT RETURNS

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2002)

              NET ASSET  PUBLIC OFFERING
PERIOD          VALUE        PRICE*
10 Years        6.38%        5.89%
5 Years         5.75         4.78
1 Year          8.77         3.93

[CHART]

VALUE OF $10,000 INVESTMENT

                                            LEHMAN AGGREGATE
                     PIONEER BOND FUND*       BOND INDEX
12/31/92                 $  9,550             $ 10,000
6/30/93                  $ 10,272             $ 10,691
6/30/94                  $ 10,143             $ 10,550
6/30/95                  $ 11,308             $ 11,874
6/30/96                  $ 11,762             $ 12,469
6/30/97                  $ 12,596             $ 13,486
6/30/98                  $ 13,860             $ 14,907
6/30/99                  $ 14,047             $ 15,373
6/30/00                  $ 14,230             $ 16,073
6/30/01                  $ 15,752             $ 17,879
6/30/02                  $ 16,941             $ 19,423
12/31/02                 $ 17,721             $ 20,637

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

  The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER BOND FUND

PERFORMANCE UPDATE 12/31/02                                       CLASS B SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    12/31/02        6/30/02
                             $   9.03        $  8.87

                             INCOME          SHORT-TERM      LONG-TERM
DISTRIBUTIONS PER SHARE      DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
(7/1/02-12/31/02)
                             $  0.1965       $     -         $     -

INVESTMENT RETURNS

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2002)

                 IF             IF
PERIOD          HELD         REDEEMED*
Life-of-Class   5.66%          5.66%
(4/4/94)
5 Years         4.88           4.72
1 Year          7.79           3.79

[CHART]

VALUE OF $10,000 INVESTMENT+

                                            LEHMAN AGGREGATE
                    PIONEER BOND FUND*        BOND INDEX
4/30/94                 $ 10,000             $ 10,000
6/30/94                 $  9,896             $  9,977
6/30/95                 $ 10,942             $ 11,229
6/30/96                 $ 11,286             $ 11,792
6/30/97                 $ 11,990             $ 12,753
6/30/98                 $ 13,095             $ 14,097
6/30/99                 $ 13,170             $ 14,538
6/30/00                 $ 13,233             $ 15,200
6/30/01                 $ 14,518             $ 16,908
6/30/02                 $ 15,502             $ 18,368
12/31/02                $ 16,134             $ 19,514

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

+ Index comparisons begin 4/30/94. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER BOND FUND

PERFORMANCE UPDATE 12/31/02                                       CLASS C SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    12/31/02        6/30/02
                             $   8.99        $  8.83

                             INCOME          SHORT-TERM      LONG-TERM
DISTRIBUTIONS PER SHARE      DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
(7/1/02-12/31/02)
                             $  0.1985       $     -         $     -

INVESTMENT RETURNS

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2002)

              NET ASSET    PUBLIC OFFERING
PERIOD          VALUE        PRICE/CDSC*
Life-of-Class   4.73%          4.57%
(1/31/96)
5 Years         4.78           4.58
1 Year          7.68           6.58

[CHART]

VALUE OF $10,000 INVESTMENT

                                          LEHMAN AGGREGATE
                    PIONEER BOND FUND*       BOND INDEX
1/31/96                 $  9,900              $ 10,000
6/30/96                 $  9,599              $  9,813
6/30/97                 $ 10,188              $ 10,613
6/30/98                 $ 11,117              $ 11,731
6/30/99                 $ 11,183              $ 12,099
6/30/00                 $ 11,224              $ 12,649
6/30/01                 $ 12,285              $ 14,071
6/30/02                 $ 13,089              $ 15,286
12/31/02                $ 13,628              $ 16,241

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge
  (CDSC) applies to redemptions made within one year of purchase.

  The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER BOND FUND

PERFORMANCE UPDATE 12/31/02                                       CLASS Y SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    12/31/02        6/30/02
                             $   9.02        $  8.87

                             INCOME          SHORT-TERM      LONG-TERM
DISTRIBUTIONS PER SHARE      DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
(7/1/02-12/31/02)
                             $  0.2655       $     -         $     -

INVESTMENT RETURNS

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2002)

                 IF           IF
PERIOD          HELD       REDEEMED*
Life-of-Class
(9/20/01)       8.12%        8.12%
1 Year          9.18         9.18

[CHART]

VALUE OF $10,000 INVESTMENT

                                           LEHMAN AGGREGATE
                     PIONEER BOND FUND*      BOND INDEX
9/30/01                 $ 10,000            $ 10,000
6/30/02                 $ 10,507            $ 10,383
12/31/02                $ 11,008            $ 11,031

* Assumes reinvestment of distributions.

  The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

General unease about the health of the domestic economy, corporate profitability and the reliability of corporate financial statements encouraged fixed-income investors to seek high quality bonds during most of the final six months of 2002. In this environment, Treasury securities and other high-quality securities significantly outperformed most corporate debt, especially lower-credit quality bonds. In the following discussion, Kenneth J. Taubes details the factors that influenced Pioneer Bond Fund's performance during the six-month period. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for daily management of the Fund.

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 2002?

A: The Fund posted good absolute performance during a challenging period. We had good selection in our corporate bond holdings, but our emphasis on the corporate sector resulted in returns that trailed the benchmark Lehman Aggregate Bond Index. The Fund had greater weightings than the Lehman Index in corporate bonds and lower weightings in Treasuries and high-quality mortgage securities. For the six months ended December 31, 2002, the Fund's Class A shares had a total return of 4.60% at net asset value, while Class B shares returned 4.07% and Class C shares returned 4.12%. During the same period, the Lehman Aggregate Bond Index returned 6.23%. In an environment of low yields, the Fund, nevertheless, continued to distribute impressive income to shareowners. The 30-day SEC yield on Class A shares was 4.88% on December 31, 2002.

Q: WHAT WERE THE PRINCIPAL FACTORS THAT AFFECTED PERFORMANCE DURING THE SIX
   MONTHS?

A: The Fund's relatively high concentration in corporate bonds, relative to the Lehman Aggregate Bond Index, resulted in performance that trailed the benchmark, even though it continued to perform well versus competitive funds. Corporate bonds produced weak returns during the period, especially when compared to U.S. government securities and other high-grade fixed income investments. Amid concerns about a sluggish domestic economy, interest rates tended to decline, lifting the prices of the highest quality securities, especially U.S. Treasuries. Mortgage-backed securities also performed relatively well, while lagging Treasuries. Corporate bonds, which also were affected by disappointing earnings and controversies about accounting practices, trailed both mortgages and Treasuries, with the lower-rated, high-yielding bonds posting the weakest performance. This trend changed in the final two months of the period as corporate bonds appeared to stabilize amid evidence of a strengthening economy and improving corporate profitability.

Q: WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: We sought to emphasize those securities with the most attractive values.
   Shortly before the start of the fiscal period, we increased our investments in corporate bonds, including high yield, when we saw their yield advantage over high-quality bonds widen as the prices of high quality bonds rose and interest rates declined. We did this by taking profits from our Treasury and government agency holdings and reinvesting them in the corporate sector, which we believed had greater total return potential. We consistently maintained this emphasis during the six months. At the end of the period, on December 31, 2002, 19.7% of Fund assets were invested in high-yield, below investment-grade bonds. This compares to 16.4% of assets on June 30.

   Among our new high-yield investments were bonds issued by Ball Corporation, a diversified industrial company, and Oncor Electric Delivery, a manufacturer of electric equipment. We believed both had attractive yields.

   Average credit quality for the entire portfolio remained at A.

   Because we thought Treasury yields were unlikely to decline much further, we reduced our exposure to the risk of increasing rates and declining bond prices by shortening duration during the six months from about five years to
   4.6 years on December 31, 2002.

Q: WHAT IS YOUR INVESTMENT OUTLOOK?

A: We believe the economy is strengthening and the outlook for corporate bonds is improving. Corporate bonds are increasingly attractive because of both their yield advantage over high-grade bonds and the general improvement in credit quality. Business profits have started to grow again and corporations are generally exercising greater discipline in their financial practices.

   We think the Fund is well positioned to benefit from any improvement in corporate bond performance.

PIONEER BOND FUND

SCHEDULE OF INVESTMENTS 12/31/02 (UNAUDITED)

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               CONVERTIBLE CORPORATE BONDS - 0.7 %
                               CAPITAL GOODS - 0.2 %
                               ELECTRICAL COMPONENTS & EQUIPMENT - 0.2 %
$    500,000   B-/B2           Benchmark Electric, 6.0%, 8/15/06                      $     495,625
                                                                                      -------------
                               TOTAL CAPITAL GOODS                                    $     495,625
                                                                                      -------------
                               HOTELS, RESTAURANTS & LEISURE - 0.4 %
                               HOTELS, RESORTS & CRUISE LINES - 0.4 %
   1,000,000   BB+/Ba2         Hilton Hotels, 5.0%, 5/15/06                           $     957,500
                                                                                      -------------
                               TOTAL HOTELS, RESTAURANTS & LEISURE                    $     957,500
                                                                                      -------------
                               SOFTWARE & SERVICES - 0.1 %
                               APPLICATION SOFTWARE - 0.1 %
     500,000   CCC+/Caa1       Aspen Technology, 5.25%, 6/15/05                       $     248,750
                                                                                      -------------
                               TOTAL SOFTWARE & SERVICES                              $     248,750
                                                                                      -------------
                               TOTAL CONVERTIBLE CORPORATE BONDS
                               (Cost $1,724,740)                                      $   1,701,875
                                                                                      -------------
                               ASSET BACKED SECURITIES - 0.3 %
                               DIVERSIFIED FINANCIALS - 0.2 %
                               CONSUMER FINANCE - 0.2 %
     500,000   NR/NR           Discover Card Master Trust I, 98-7A,
                               5.6%, 5/15/06                                          $     517,688
                                                                                      -------------
                               TOTAL DIVERSIFIED FINANCIALS                           $     517,688
                                                                                      -------------
                               UTILITIES - 0.1 %
                               ELECTRIC UTILITIES - 0.1 %
     250,000   NR/Aaa          Boston Edison Company, 1999-1A4,
                               6.91%, 9/15/09                                         $     283,510
                                                                                      -------------
                               TOTAL UTILITIES                                        $     283,510
                                                                                      -------------
                               TOTAL ASSET BACKED SECURITIES
                               (Cost $749,614)                                        $     801,198
                                                                                      -------------
                               COLLATERIZED MORTGAGE OBLIGATION - 0.4 %
                               INSURANCE - 0.4 %
                               MULTI-LINE INSURANCE - 0.4 %
   1,000,000   NR/Aaa          National Realty Finance, 1999-A2,
                               6.48%, 1/15/09                                         $   1,124,796
                                                                                      -------------
                               TOTAL INSURANCE                                        $   1,124,796
                                                                                      -------------
                               TOTAL COLLATERIZED MORTGAGE
                               OBLIGATION
                               (Cost $1,010,196)                                      $   1,124,796
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               CORPORATE BONDS - 55.4 %
                               ENERGY - 3.6 %
                               OIL & GAS DRILLING - 1.6 %
$    750,000   B+/B1           Parker Drilling Co., 10.125%, 11/15/09                 $     772,500
   2,350,000   BBB/Baa3        Seacor Smit, Inc., 5.875%, 10/1/02                         2,404,804
   1,100,000   A-/Baa2         Transocean Sedco Forex, 6.625%, 4/15/11                    1,211,205
                                                                                      -------------
                                                                                      $   4,388,509
                                                                                      -------------
                               OIL & GAS EXPLORATION & PRODUCTION - 0.5 %
   1,150,000   BBB+/Baa3       Pure Resources, Inc., 7.125%, 6/15/11                  $   1,284,672
                                                                                      -------------
                               OIL & GAS REFINING, MARKETING &
                               TRANSPORTATION - 1.5 %
   1,000,000   BBB/Baa2        Ashland Oil Co., 8.8%, 11/15/12                        $   1,101,757
   1,200,000   B/B3            Tesoro Petroleum Corp., 9.625%, 11/1/08                      816,000
     200,000   BBB/Baa2        Valero Energy Corp., 7.375%, 3/15/06                         212,951
   1,670,000   BBB/Baa2        Valero Energy Corp., 6.875%, 4/15/12                       1,739,151
                                                                                      -------------
                                                                                      $   3,869,859
                                                                                      -------------
                               TOTAL ENERGY                                           $   9,543,040
                                                                                      -------------
                               MATERIALS - 9.7 %
                               DIVERSIFIED CHEMICALS - 0.3 %
   1,000,000   B-/Caa1         Huntsman ICI Chemicals, 10.125%, 7/1/09                $     830,000
                                                                                      -------------
                               DIVERSIFIED METALS & MINING - 1.5 %
   2,575,000   BBB/Ba1         Kennametal, Inc., 7.2%, 6/15/12                        $   2,732,266
   1,200,000   BBB-/Baa3       Phelps Dodge Corp., 9.5%, 6/1/31                           1,244,581
                                                                                      -------------
                                                                                      $   3,976,847
                                                                                      -------------
                               METAL & GLASS CONTAINERS - 1.2 %
   1,000,000   BB/Ba3          Ball Corp., 6.875%, 12/15/12 (144A)                    $   1,005,000
   2,000,000   B+/B2           Greif Bros Corp., 8.875%, 8/1/12 (144A)                    2,120,000
                                                                                      -------------
                                                                                      $   3,125,000
                                                                                      -------------
                               PAPER PACKAGING - 2.1 %
   1,125,000   BBB-/Ba1        Abitibi-Consolidated, Inc., 6.95%, 12/15/06            $   1,168,588
   1,400,000   BBB/Baa2        Champion International Corp.,
                               7.15%, 12/15/27                                            1,486,362
   1,150,000   B+/B2           FiberMark Inc., 10.75%, 4/15/11 (144A)                     1,161,500
     810,000   B+/B2           Graphic Packaging Corp., 8.625%, 2/15/12                     852,525
     800,000   B/B2            Stone Container Corp., 9.75%, 2/1/11                         856,000
                                                                                      -------------
                                                                                      $   5,524,975
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               PAPER PRODUCTS - 0.8 %
$    965,000   BBB-/Ba1        Abitibi-Consolidated, Inc., 6.95%, 4/1/08              $     998,649
   1,000,000   BBB/Baa2        Mead Corp., 8.125%, 2/1/23                                 1,039,448
                                                                                      -------------
                                                                                      $   2,038,097
                                                                                      -------------
                               SPECIALTY CHEMICALS - 2.4 %
   1,000,000   BB/Ba3          Arco Chemical Co., 9.8%, 2/1/20                        $     790,000
   2,000,000   BBB-/Baa3       Ferro Corp., 9.125%, 1/1/09                                2,111,074
     500,000   BBB-/Baa3       Ferro Corp., 7.125%, 4/1/28                                  422,603
   1,400,000   BB+/Ba2         Nova Chemicals Corp., 7.0%, 5/15/06                        1,358,000
   1,950,000   BB+/Baa3        Polyone Corp., 8.875%, 5/1/12 (144A)                       1,657,500
                                                                                      -------------
                                                                                      $   6,339,177
                                                                                      -------------
                               STEEL - 1.4 %
   1,000,000   AA-/A1          Nucor Corp., 6.0%, 1/1/09 (144A)                       $   1,044,826
     500,000   BB+/Baa1        USX Corp., 7.2%, 2/15/04                                     526,472
   2,000,000   BB+/Baa1        USX Corp., 8.125%, 7/15/23                                 2,281,182
                                                                                      -------------
                                                                                      $   3,852,480
                                                                                      -------------
                               TOTAL MATERIALS                                        $  25,686,576
                                                                                      -------------
                               CAPITAL GOODS - 3.2 %
                               AEROSPACE & DEFENSE - 0.2 %
     500,000   B/B2            Alliant Techsystems, Inc., 8.5%, 5/15/11               $     540,000
                                                                                      -------------
                               BUILDING PRODUCTS - 1.2 %
   1,500,000   B/B2            NCI Building Systems, Inc., 9.25%, 5/1/09              $   1,528,125
   1,650,000   B+/B1           Nortek Inc., 9.125%, 9/1/07                                1,691,250
                                                                                      -------------
                                                                                      $   3,219,375
                                                                                      -------------
                               ELECTRICAL COMPONENTS &
                               EQUIPMENT - 0.8 %
   2,000,000   BBB/Baa1        Oncor Electric Delivery, 6.375%,
                               1/15/15 (144A)                                         $   2,041,036
                                                                                      -------------
                               INDUSTRIAL MACHINERY - 1.0 %
   1,950,000   BB+/Ba2         JLG Industries, Inc., 8.375%, 6/15/12                  $   1,618,500
   1,000,000   B+/B2           The Manitowoc Co., Inc., 10.5%,
                               8/1/12 (144A)                                              1,037,500
                                                                                      -------------
                                                                                      $   2,656,000
                                                                                      -------------
                               TOTAL CAPITAL GOODS                                    $   8,456,411
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               COMMERCIAL SERVICES & SUPPLIES - 0.6 %
                               DIVERSIFIED COMMERCIAL SERVICES - 0.6 %
$  1,950,000   B/B3            Wesco Distribution, Inc., 9.125%, 6/1/08               $   1,560,000
                                                                                      -------------
                               TOTAL COMMERCIAL SERVICES & SUPPLIES                   $   1,560,000
                                                                                      -------------
                               TRANSPORTATION - 2.3 %
                               AIR FREIGHT & COURIERS - 0.8 %
   2,000,000   BBB+/A3         Federal Express Corp., 8.4%, 3/23/10                   $   2,182,660
                                                                                      -------------
                               AIRLINES - 1.5 %
   1,264,933   BB+/Ba2         American Airlines, Inc., 9.71%, 1/2/07                 $     821,081
   1,500,000   B/B2            Northwest Airlines, Inc., 8.52%, 4/7/04                    1,267,500
   1,709,379   A+/A2           Southwest Airlines Co., 7.67%, 1/2/14                      1,840,949
                                                                                      -------------
                                                                                      $   3,929,530
                                                                                      -------------
                               TOTAL TRANSPORTATION                                   $   6,112,190
                                                                                      -------------
                               AUTOMOBILES & COMPONENTS - 1.1 %
                               AUTOMOBILE MANUFACTURERS - 1.1 %
     500,000   BBB/A2          General Motors Capital Corp.,
                               7.5%, 7/15/05                                          $     526,543
   2,000,000   BBB/A3          General Motors Corp., 9.4%, 7/15/21                        2,198,154
     150,000   BB+/Ba1         Lear Corp., 7.96%, 5/15/05 (144A)                            153,938
                                                                                      -------------
                                                                                      $   2,878,635
                                                                                      -------------
                               TOTAL AUTOMOBILES & COMPONENTS                         $   2,878,635
                                                                                      -------------
                               CONSUMER DURABLES & APPAREL - 0.9 %
                               HOME FURNISHINGS - 0.5 %
   1,325,000   BBB/Baa2        Mohawk Industries, Inc., 7.2%, 4/15/12                 $   1,488,836
                                                                                      -------------
                               HOMEBUILDING - 0.4 %
   1,000,000   BB/Ba2          Beazer Homes USA, 8.375%, 4/15/12                      $   1,030,000
                                                                                      -------------
                               TOTAL CONSUMER DURABLES & APPAREL                      $   2,518,836
                                                                                      -------------
                               HOTELS, RESTAURANTS & LEISURE - 1.5 %
                               HOTELS, RESORTS & CRUISE LINES - 1.5 %
     435,000   BBB-/Ba1        Hilton Hotels, 7.625%, 12/1/12                         $     439,286
   1,200,000   B/B2            John Q. Hamons Hotels, 8.875%, 5/15/12                     1,206,000
   2,250,000   BBB-/Ba1        Starwood Hotels & Resorts, 7.875%, 5/1/12                  2,227,500
                                                                                      -------------
                                                                                      $   3,872,786
                                                                                      -------------
                               TOTAL HOTELS, RESTAURANTS & LEISURE                    $   3,872,786
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               MEDIA - 6.2 %
                               BROADCASTING & CABLE TV - 3.1 %
$  2,000,000   BB+/Ba1         British Sky Broadcasting, 8.2%, 7/15/09                $   2,160,000
   2,200,000   BBB/Baa3        Continental Cablevision, Inc., 9.5%, 8/1/13                2,547,455
   1,900,000   BBB/Baa1        Cox Enterprises, Inc., 7.375%, 6/15/09 (144A)              2,062,494
   1,250,000   BBB/Baa3        Tele-Communications, Inc., 10.125%, 4/15/22                1,435,385
                                                                                      -------------
                                                                                      $   8,205,334
                                                                                      -------------
                               MOVIES & ENTERTAINMENT - 1.7 %
     220,000   BBB+/Baa1       AOL Time Warner, Inc., 6.125%, 4/15/06                 $     227,144
   1,000,000   BBB+/Baa1       AOL Time Warner, Inc., 6.875%, 5/1/12                      1,056,104
   1,500,000   B/B2            Premier Parks, Inc., 9.75%, 6/15/07                        1,455,000
   1,500,000   BBB+/Baa1       Time Warner, Inc., 9.15%, 2/1/23                           1,722,333
                                                                                      -------------
                                                                                      $   4,460,581
                                                                                      -------------
                               PUBLISHING - 1.4 %
     820,000   A-/Baa1         Harcourt General, Inc., 7.2%, 8/1/27                   $     870,042
   1,285,000   A-/Baa1         Harcourt General, Inc., 7.3%, 8/1/97                       1,332,289
   1,550,000   BBB-/Baa3       News America Holdings, 8.5%, 2/23/25                       1,674,240
                                                                                      -------------
                                                                                      $   3,876,571
                                                                                      -------------
                               TOTAL MEDIA                                            $  16,542,486
                                                                                      -------------
                               RETAILING - 3.3 %
                               APPAREL RETAIL - 0.4 %
   1,000,000   BBB/Baa2        Jones Apparel Group, Inc., 7.875%, 6/15/06             $   1,112,691
                                                                                      -------------
                               COMPUTER & ELECTRONICS RETAIL - 0.8 %
   2,000,000   BBB-/Baa3       NCR Corp., 7.125%, 6/15/09                             $   2,081,254
                                                                                      -------------
                               DEPARTMENT STORES - 0.5 %
   1,379,000   BBB-/Ba3        J.C. Penney Co., 9.75%, 6/15/21                        $   1,323,840
                                                                                      -------------
                               GENERAL MERCHANDISE STORES - 1.1 %
     700,000   B+/B2           Shopko Stores, Inc., 9.25%, 3/15/22                    $     582,750
   1,000,000   AA/Aa2          Wal-Mart Stores, Inc., 8.62%, 1/1/10                       1,164,400
   1,000,000   AA/Aa2          Wal-Mart Stores, Inc., 8.5%, 9/15/24                       1,127,048
                                                                                      -------------
                                                                                      $   2,874,198
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               HOME IMPROVEMENT RETAIL - 0.5 %
$    750,000   B+/B2           Scott's Co., 8.625%, 1/15/09 (144A)                    $     791,250
     500,000   B+/B2           Scott's Co., 8.625%, 1/15/09                                 527,500
                                                                                      -------------
                                                                                      $   1,318,750
                                                                                      -------------
                               TOTAL RETAILING                                        $   8,710,733
                                                                                      -------------
                               FOOD & DRUG RETAILING - 3.0 %
                               FOOD DISTRIBUTORS - 1.3 %
   1,650,000   B/B3            Fisher Scientific International, Inc.,
                               9.0%, 2/1/08                                           $   1,720,125
     625,000   BBB/Baa3        SuperValu, Inc., 7.5%, 5/15/12                               673,686
   1,000,000   BBB/Baa3        SuperValu, Inc., 8.875%, 11/15/22                          1,045,904
                                                                                      -------------
                                                                                      $   3,439,715
                                                                                      -------------
                               FOOD RETAIL - 1.7 %
   2,365,000   B+/Ba1          Dole Food Co., 7.25%, 5/1/09                           $   2,290,436
   2,257,000   BBB/Baa3        Tyson Foods, Inc., 7.0%, 1/15/28                           2,327,430
                                                                                      -------------
                                                                                      $   4,617,866
                                                                                      -------------
                               TOTAL FOOD & DRUG RETAILING                            $   8,057,581
                                                                                      -------------
                               HEALTH CARE EQUIPMENT & SUPPLIES - 4.2 %
                               HEALTH CARE DISTRIBUTORS & SERVICES - 1.3 %
   1,650,000   BB-B2           Biovail Corp., 7.875%, 4/1/10                          $   1,650,000
   2,200,000   BB/Ba3          Healthsouth Corp., 7.625%, 6/1/12                          1,815,000
                                                                                      -------------
                                                                                      $   3,465,000
                                                                                      -------------
                               HEALTH CARE EQUIPMENT - 1.8 %
     500,000   BBB/Baa3        Beckman Industries, Inc., 7.45%, 3/4/08                $     561,491
   1,070,000   BBB/Baa3        Beckman Instruments, Inc., 7.05%, 6/1/26                   1,209,129
     750,000   B/B2            Bio-Rad Laboratories, Inc., 11.625%, 2/15/07                 830,625
   2,000,000   A-/Baa1         Guidant Corp., 6.15%, 2/15/06                              2,167,692
                                                                                      -------------
                                                                                      $   4,768,937
                                                                                      -------------
                               HEALTH CARE FACILITIES - 1.1 %
     375,000   BBB-/Ba1        Columbia HCA Healthcare Corp.,
                               7.25%, 5/20/08                                         $     401,549
   2,660,000   BBB-/Ba1        HCA, Inc., 6.3%, 10/1/12                                   2,682,719
                                                                                      -------------
                                                                                      $   3,084,268
                                                                                      -------------
                               TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 $  11,318,205
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               BANKS - 1.4 %
$  1,400,000   A/Aa3           BankAmerica, 7.4%, 1/15/11                             $   1,649,151
   1,250,000   BBB-/Baa3       Hudson United Bank, 7.0%, 5/15/12                          1,381,404
     500,000   A/A2            Republic New York Corp., 9.3%, 6/1/21                        655,591
                                                                                      -------------
                               TOTAL BANKS                                            $   3,686,146
                                                                                      -------------
                               DIVERSIFIED FINANCIALS - 4.8 %
                               CONSUMER FINANCE - 2.2 %
   1,500,000   BB+/Baa3        Capital One Financial Corp., 7.125%, 8/1/08            $   1,389,138
   2,100,000   BBB/Baa3        GATX Financial Corp., 8.875%, 6/1/09                       1,973,204
   2,250,000   A-/A2           Household Finance Co., 6.375%, 10/15/11                    2,352,391
     230,000   BBB+/Baa1       MBNA America Bank, 5.375%, 1/15/08                           235,981
                                                                                      -------------
                                                                                      $   5,950,714
                                                                                      -------------
                               DIVERSIFIED FINANCIAL SERVICES - 2.6 %
   1,000,000   A+/A1           American General Finance Corp.,
                               8.125%, 8/15/09                                        $   1,170,940
   1,100,000   A+/Aa2          Associates Corp., 8.15%, 8/1/09                            1,280,167
   2,010,000   BBB-/Ba1        Health Care REIT, Inc., 7.5%, 8/15/07                      2,121,521
     635,000   BBB-/Ba1        Health Care REIT, Inc., 8.0%, 9/12/12                        649,026
   1,500,000   BBB/Baa2        Hertz Corp., 6.25%, 3/15/09                                1,384,347
     360,000   BBB/Baa2        Hertz Corp., 7.4%, 3/1/11                                    340,412
                                                                                      -------------
                                                                                      $   6,946,413
                                                                                      -------------
                               TOTAL DIVERSIFIED FINANCIALS                           $  12,897,127
                                                                                      -------------
                               INSURANCE - 1.0 %
                               PROPERTY & CASUALTY INSURANCE - 1.0 %
   1,535,000   AAA/Aa2         National Re Corp., 8.85%, 1/15/05                      $   1,723,229
   1,000,000   BBB+/Baa2       W.R. Berkley, 8.7%, 1/1/22                                 1,054,646
                                                                                      -------------
                               TOTAL INSURANCE                                        $   2,777,875
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               REAL ESTATE - 2.9 %
                               REAL ESTATE INVESTMENT TRUSTS - 2.9 %
$  1,500,000   B-/B3           BF Saul REIT, 9.75%, 4/1/08                            $   1,488,750
   1,110,000   BBB-/Baa3       Colonial Realty Senior Note,
                               7.0%, 7/14/07                                              1,211,521
   2,200,000   BB-/Ba3         Forest City Enterprises, 8.5%, 3/15/08                     2,200,000
   1,500,000   BBB/Baa3        Mack-Cali Realty Corp., 7.25%, 3/15/09                     1,639,852
   1,250,000   B/B1            Meristar Hospitality Corp.,
                               9.125%, 1/15/11                                            1,087,500
                                                                                      -------------
                               TOTAL REAL ESTATE                                      $   7,627,623
                                                                                      -------------
                               SOFTWARE & SERVICES - 0.1 %
                               SYSTEMS SOFTWARE - 0.1 %
     325,000   A/A2            Computer Sciences Corp., 7.5%, 8/8/05                  $     355,482
                                                                                      -------------
                               TOTAL SOFTWARE & SERVICES                              $     355,482
                                                                                      -------------
                               TECHNOLOGY HARDWARE &
                               DEVELOPMENT - 2.8 %
                               COMPUTER HARDWARE - 0.5 %
     250,000   BBB/Baa1        Sun Microsystems, Inc., 7.35%, 8/15/04                 $     259,512
     900,000   BBB/Baa1        Sun Microsystems, Inc., 7.65%, 8/15/09                       968,746
                                                                                      -------------
                                                                                      $   1,228,258
                                                                                      -------------
                               ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7 %
   1,450,000   BB-/Ba2         Ingram Micro, Inc., 9.875%,
                               8/15/08 (144A)                                         $   1,529,750
   1,500,000   B/B3            K&F Industries, 9.625%, 12/15/10 (144A)                    1,526,250
   1,500,000   BB-/Ba3         L-3 Communication Holdings Corp.,
                               7.625%, 6/15/12                                            1,545,000
                                                                                      -------------
                                                                                      $   4,601,000
                                                                                      -------------
                               SEMICONDUCTORS - 0.3 %
     700,000   B/B2            Fairchild Semiconductor, 10.5%, 2/1/09                 $     756,000
                                                                                      -------------
                               TELECOMMUNICATIONS EQUIPMENT - 0.3 %
     862,000   BB-/Ba3         L-3 Communication Holdings Corp.,
                               8.5%, 5/15/08                                          $     894,325
                                                                                      -------------
                               TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT                $   7,479,583
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL      S&P/MOODY'S
AMOUNT         RATINGS                                                                        VALUE
                               TELECOMMUNICATION SERVICES - 0.3 %
                               WIRELESS TELECOMMUNICATION
                               SERVICES - 0.3 %
$  1,000,000   B/B3            Crown Castle International Corp.,
                               9.0%, 5/15/11                                          $     800,000
                                                                                      -------------
                               TOTAL TELECOMMUNICATION SERVICES                       $     800,000
                                                                                      -------------
                               UTILITIES - 2.5 %
                               ELECTRIC UTILITIES - 1.9 %
     700,000   B+/B3           CMS Energy Corp., 7.5%, 1/15/09                        $     595,000
   1,000,000   BBB+/Baa1       Dominion Resources, Inc., 5.7%, 9/17/12                    1,037,156
   1,250,000   BBB-/Baa3       Great Lakes Power, Inc., 8.3%, 3/1/05                      1,329,135
   1,800,000   BBB+/Baa1       Public Services Co. of Colorado,
                               7.875%, 10/1/12                                            2,009,329
                                                                                      -------------
                                                                                      $   4,970,620
                                                                                      -------------
                               GAS UTILITIES - 0.6 %
   1,000,000   A/Baa1          Oneok, Inc., 6.0%, 2/1/09                              $   1,038,050
   1,000,000   BB-/Ba2         Sonat, Inc., 7.625%, 7/15/11                                 670,000
                                                                                      -------------
                                                                                      $   1,708,050
                                                                                      -------------
                               TOTAL UTILITIES                                        $   6,678,670
                                                                                      -------------
                               TOTAL CORPORATE BONDS
                               (Cost $144,669,481)                                    $ 147,559,985
                                                                                      =============

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
AMOUNT                                                                                        VALUE
               U.S. GOVERNMENT AND TREASURY OBLIGATIONS - 38.8 %
$     18,692   Federal Home Loan Mortgage Corp., 10.5%, 4/1/19                        $      21,602
     119,914   Federal Home Loan Mortgage Corp., 7.0%, 12/1/30                              126,078
      62,835   Federal Home Loan Mortgage Corp., 7.5%, 7/1/30                                66,844
     865,838   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                               902,300
       3,171   Federal Home Loan Mortgage Corp.,
               REMIC Series 1988-24B, 9.5%, 1/15/05                                           3,173
     125,605   Federal Home Loan Mortgage Corp.,
               REMIC Series 1145G, 8.0%, 9/15/06                                            128,373
     400,000   Federal Home Loan Mortgage Corp.,
               REMIC Series 2131CB, 6.0%, 8/15/21                                           405,268
      56,271   Federal National Mortgage Association, 11.0%, 6/1/19                          65,604
       2,088   Federal National Mortgage Association, 10.0%, 7/1/19                           2,279
   2,350,715   Federal National Mortgage Association,
               7.5%, 8/1/20 to 2/1/31                                                     2,496,789
   5,664,492   Federal National Mortgage Association,
               7.0%, 7/1/22 to 1/1/32                                                     5,960,338
  12,221,941   Federal National Mortgage Association,
               6.5%, 4/1/31 to 10/1/32                                                   12,731,724
   3,651,493   Federal National Mortgage Association,
               6.0%, 2/1/32 to 11/1/32                                                    3,779,894
     288,061   Federal National Mortgage Association,
               REMIC Series 95-23D, 7.0%, 10/25/07                                          312,963
     257,135   Federal National Mortgage Association,
               REMIC Series 93-129 KB, 6.5%, 4/25/08                                        266,147
      69,262   Federal National Mortgage Association,
               REMIC Series 1989-19A, 10.3%, 4/25/19                                         79,041
       7,751   Federal National Mortgage Association,
               REMIC Series 1989-19B, 10.3%, 4/25/19                                         10,598
       7,456   Government National Mortgage Association, 9.5%, 5/15/20                        8,393
      81,155   Government National Mortgage Association,
               10.0%, 1/15/18 to 7/15/20                                                     93,060
      66,883   Government National Mortgage Association, 7.75%, 2/15/30                      72,038
   8,193,208   Government National Mortgage Association,
               7.0%, 2/15/13 to 6/15/31                                                   8,695,152
   6,090,526   Government National Mortgage Association,
               7.5%, 2/15/26 to 12/15/31                                                  6,498,988
  22,566,132   Government National Mortgage Association,
               6.5%, 2/15/29 to 8/15/32                                                  23,706,286

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
AMOUNT                                                                                        VALUE
               U.S. GOVERNMENT AND TREASURY OBLIGATIONS - (CONTINUED)
$     30,643   Government National Mortgage Association I,
               10.0%, 1/15/06                                                         $      33,427
      95,040   Government National Mortgage Association I,
               7.5%, 10/15/29                                                               101,449
     722,721   Government National Mortgage Association I,
               7.0%, 12/15/30 to 3/15/31                                                    766,274
      28,758   Government National Mortgage Association II,
               9.5%, 12/20/20                                                                32,117
     137,345   Government National Mortgage Association II,
               6.5%, 2/20/29 to 3/20/29                                                     143,387
   1,827,854   Government National Mortgage Association II,
               7.0%, 1/20/29 to 12/20/30                                                  1,925,840
       5,651   Government National Mortgage Association Midget,
               10.0%, 5/15/04                                                                 5,938
      97,764   Government National Mortgage Association,
               REMIC Series 1998-24A, 6.5%, 11/20/24                                         99,459
   7,775,000   U.S. Treasury Bonds, 7.5%, 11/15/16                                       10,167,632
   1,275,000   U.S. Treasury Bonds, 7.875%, 2/15/21                                       1,749,389
   3,000,000   U.S. Treasury Bonds, 8.0%, 11/15/21                                        4,180,077
   6,250,000   U.S. Treasury Notes, 3.5%, 1/15/11                                         7,090,721
   1,000,000   U.S. Treasury Notes, 4.875%, 2/15/12                                       1,085,898
   3,000,000   U.S. Treasury Notes, 3.0%, 7/15/12                                         3,196,703
   2,250,000   U.S. Treasury Notes, 4.0%, 11/15/12                                        2,281,817
   3,500,000   U.S. Treasury Notes, 6.25%, 8/15/23                                        4,111,954
                                                                                      -------------
               TOTAL U.S. GOVERNMENT AND TREASURY OBLIGATIONS
               (Cost $98,505,858)                                                     $ 103,405,014
                                                                                      -------------

               FOREIGN GOVERNMENT SPONSORED - 0.7 %
   1,500,000   Hydro-Quebec, 8.0%, 2/1/13                                             $   1,903,676
                                                                                      -------------
               TOTAL FOREIGN GOVERNMENT SPONSORED
               (Cost $1,635,422)                                                      $   1,903,676
                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
AMOUNT                                                                                        VALUE
               MUNICIPAL BOND - 0.2 %
               GOVERNMENT SECURITY- 0.2 %
$    600,000   Tobacco Settlement Authority Iowa, 6.79%, 6/1/10                       $     637,194
                                                                                      -------------
               TOTAL MUNICIPAL BOND
               (Cost $600,000)                                                        $     637,194
                                                                                      -------------
               TOTAL INVESTMENT IN SECURITIES
               (Cost $248,895,311)                                                    $ 257,133,738
                                                                                      =============

               TEMPORARY CASH INVESTMENTS - 3.5 %
               REPURCHASE AGREEMENT - 1.9 %
   5,100,000   Credit Suisse First Boston Group, Inc.,
               1.05% dated 12/31/02, repuchase price of
               $5,100,000 plus accrued interest on 1/2/03,
               collateralized by $4,570,000
               U.S. Treasury Bond, 10.75%, 5/15/03
               (Cost $5,100,000)                                                      $   5,100,000
                                                                                      -------------
               SECURITIES LENDING COLLATERAL - 1.6 %
   4,224,780   Securities Lending Investment Fund, 1.33%
               (Cost $4,224,780)                                                      $   4,224,780
                                                                                      -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $9,324,780)                                                      $   9,324,780
                                                                                      -------------
               TOTAL INVESTMENT IN SECURITIES AND
               TEMPORARY CASH INVESTMENTS - 100%
               (Cost $258,220,091)(a)(b)                                              $ 266,458,518
                                                                                      =============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2002 the value of these securities amounted to $16,131,044 or 6.1% of total net assets.

Note: The Fund's investments in mortgage-backed securities of the Government National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

   The accompanying notes are an integral part of these financial statements.

(a) At December 31, 2002, the net unrealized gain on investment, based on cost for federal income tax purposes of $259,229,372 was as follows:

     Aggregate gross unrealized gain for all investments in which there
       is an excess of value over tax cost                                            $  11,318,943
     Aggregate gross unrealized loss for all investments in which there
       is an excess of tax cost over value                                               (4,089,797)
                                                                                      -------------
     Net unrealized gain                                                              $   7,229,146
                                                                                      =============

(b) At December 31, 2002 the Fund had a net capital loss carry forward of $15,771,453 which will expire between 2001 and 2007 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2002, were as follows:

                                                           PURCHASES         SALES
                                                         ------------    ------------
Long-term U.S. Government                                $ 46,156,405    $ 31,648,382
Other Long-term Securities                               $ 30,053,303    $ 11,562,374

   The accompanying notes are an integral part of these financial statements.

     PIONEER BOND FUND

     BALANCE SHEET 12/31/02 (UNAUDITED)

ASSETS:
  Investment in securities (including securities loaned of
  $4,125,649) (cost $258,220,091)                                 $  266,458,518
  Receivables -
    Fund shares sold                                                   1,567,169
    Interest                                                           3,986,131
                                                                  --------------
      Total assets                                                $  272,011,818
                                                                  --------------

LIABILITIES:
  Payables -
    Fund shares repurchased                                       $      459,100
    Upon return of securities loaned                                   4,224,780
    Dividends                                                            240,771
  Due to custodian                                                         3,123
  Due to affiliates                                                      327,096
  Accrued expenses                                                        52,740
                                                                  --------------
      Total liabilities                                           $    5,307,610
                                                                  --------------

NET ASSETS:
  Paid-in capital                                                 $  275,335,486
  Accumulated undistributed net investment income                        450,794
  Accumulated net realized loss on investments                       (17,320,499)
  Net unrealized gain on investments                                   8,238,427
                                                                  --------------
      Total net assets                                            $  266,704,208
                                                                  ==============

NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $161,302,571/17,788,545 shares)               $         9.07
                                                                  ==============
  Class B (based on $74,763,742/8,276,988 shares)                 $         9.03
                                                                  ==============
  Class C (based on $25,366,053/2,821,489 shares)                 $         8.99
                                                                  ==============
  Class Y (based on $5,271,842/584,372 shares)                    $         9.02
                                                                  ==============

MAXIMUM OFFERING PRICE:
  Class A ($9.07 DIVIDED BY 95.5%)                                $         9.50
                                                                  ==============
  Class C ($8.99 DIVIDED BY 99.0%)                                $         9.08
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

     PIONEER BOND FUND

     STATEMENT OF OPERATIONS (UNAUDITED)

     SIX MONTHS ENDED 12/31/02

INVESTMENT INCOME:
  Interest                                                        $    8,166,052
                                                                  --------------
EXPENSES:
  Management fees                               $      633,234
  Transfer agent fees
    Class A                                            198,195
    Class B                                            111,188
    Class C                                             38,989
    Class Y                                                544
  Distribution fees
    Class A                                            192,825
    Class B                                            358,636
    Class C                                            112,876
  Administrative fees                                   19,044
  Custodian fees                                         9,904
  Registration fees                                     60,401
  Printing fees                                         27,990
  Professional fees                                     59,118
  Fees and expenses of nonaffiliated trustees            3,262
  Miscellaneous fees                                     1,849
                                                --------------
    Total expenses                                                $    1,828,055
    Less fees paid indirectly                                             (6,376)
                                                                  --------------
    Net expenses                                                  $    1,821,679
                                                                  --------------
      Net investment income                                       $    6,344,373
                                                                  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized loss on investments                                $     (477,340)
  Change in net unrealized gain on
    investments                                                        4,845,149
                                                                  --------------
    Net gain on investments                                       $    4,367,809
                                                                  --------------
    Net increase in net assets resulting from
      operations                                                  $   10,712,182
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

     PIONEER BOND FUND

     STATEMENT OF CHANGES IN NET ASSETS

     FOR THE SIX MONTHS ENDED 12/31/02 AND THE YEAR ENDED 6/30/02

                                                                   SIX MONTHS
                                                                      ENDED
                                                                    12/31/02         YEAR ENDED
                                                                   (UNAUDITED)        6/31/02
FROM OPERATIONS:
  Net investment income                                           $    6,344,373   $   10,507,973
  Net realized gain (loss) on investments                               (477,340)         607,828
  Change in net unrealized gain on investments                         4,845,149        2,465,620
                                                                  --------------   --------------
      Net increase in net assets resulting from operations        $   10,712,182   $   13,581,421
                                                                  --------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
    Class A ($0.22 and $0.54 per share, respectively)             $   (3,838,714)  $   (7,557,499)
    Class B ($0.20 and $0.48 per share, respectively)                 (1,573,915)      (2,734,621)
    Class C ($0.20 and $0.46 per share, respectively)                   (501,929)        (568,282)
    Class Y ($0.27 and $0.45 per share, respectively)                   (140,721)  $     (173,109)
                                                                  --------------   --------------
     Total distributions to shareowners                           $   (6,055,279)  $  (11,033,511)
                                                                  --------------   --------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                $  114,905,635   $  136,048,667
  Shares issued in reorganization                                              -       33,044,571
  Reinvestment of distributions                                        4,639,716        8,321,639
  Cost of shares repurchased                                         (83,057,938)     (98,014,964)
                                                                  --------------   --------------
    Net increase in net assets resulting from
      fund share transactions                                     $   36,487,413   $   79,399,913
                                                                  --------------   --------------
    Net increase in net assets                                    $   41,144,316   $   81,947,823
NET ASSETS:
  Beginning of period                                                225,559,892      143,612,069
                                                                  --------------   --------------
  End of period (including accumulated undistributed
   net investment income of $450,794 and $161,700
   respectively)                                                  $  266,704,208   $  225,559,892
                                                                  ==============   ==============

                                       12/02 SHARES     12/02 AMOUNT
                                        (UNAUDITED)      (UNAUDITED)     6/02 SHARES      6/02 AMOUNT
CLASS A
Shares sold                                7,167,366   $   63,835,202        9,485,648   $   84,087,153
Shares issued in reorganization                    -                -        2,857,467       25,353,014
Reinvestment of distributions                349,079        3,117,093          669,010        5,938,451
Less shares repurchased                   (5,888,477)     (52,318,929)      (8,017,192)     (71,514,559)
                                      --------------   --------------   --------------   --------------
    Net increase                           1,627,968   $   14,633,366        4,994,933   $   43,864,059
                                      ==============   ==============   ==============   ==============
CLASS B
Shares sold                                3,543,011   $   31,477,573        3,734,792   $   33,130,445
Shares issued in reorganization                    -                -          815,332        7,227,654
Reinvestment of distributions                124,530        1,107,722          212,419        1,882,566
Less shares repurchased                   (2,125,139)     (18,797,339)      (2,388,364)     (21,291,457)
                                      --------------   --------------   --------------   --------------
    Net increase                           1,542,402   $   13,787,956        2,374,179   $   20,949,208
                                      ==============   ==============   ==============   ==============
CLASS C
Shares sold                                1,945,836   $   17,231,910        1,672,898   $   14,746,355
Reinvestment of distributions                 37,500          332,149           44,342          391,303
Less shares repurchased                   (1,207,125)     (10,630,035)        (517,216)      (4,582,952)
                                      --------------   --------------   --------------   --------------
    Net increase                             776,211   $    6,934,024        1,200,024   $   10,554,706
                                      ==============   ==============   ==============   ==============
CLASS Y
Shares sold                                  266,308   $    2,360,950          461,986   $    4,084,714
Shares issued in reorganization                    -                -           52,300          463,903
Reinvestment of distributions                  9,306           82,752           12,366          109,319
Less shares repurchased                     (147,982)      (1,311,635)         (69,912)        (625,996)
                                      --------------   --------------   --------------   --------------
   Net increase                              127,632   $    1,132,067          456,740   $    4,031,940
                                      ==============   ==============   ==============   ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER BOND FUND

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED
                                                   12/31/02       YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  (UNAUDITED)     6/30/02(a)      6/30/01     6/30/00      6/30/99      6/30/98
CLASS A
Net asset value, beginning of period              $      8.89     $      8.78   $     8.47   $     8.94   $     9.37   $     9.07
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Increase (decrease) from investment operations:
  Net investment income                           $      0.24     $      0.52   $     0.57   $     0.58   $     0.56   $     0.59
  Net realized and unrealized gain (loss) on
    investments                                          0.16            0.13         0.31        (0.47)       (0.43)        0.30
                                                  -----------     -----------   ----------   ----------   ----------   ----------
        Net increase from investment operations   $      0.40     $      0.65   $     0.88   $     0.11   $     0.13   $     0.89
Distributions to shareowners:
  Net investment income                                 (0.22)          (0.54)       (0.57)       (0.58)       (0.56)       (0.59)
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value        $      0.18     $      0.11   $     0.31   $    (0.47)  $    (0.43)  $     0.30
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $      9.07     $      8.89   $     8.78   $     8.47   $     8.94   $     9.37
                                                  ===========     ===========   ==========   ==========   ==========   ==========
Total return*                                            4.60%           7.58%       10.70%        1.30%        1.35%       10.04%
Ratio of net expenses to average net assets+             1.15%**         1.16%        1.21%        1.18%        1.04%        1.18%
Ratio of net investment income to average net
  assets+                                                5.40%**         5.79%        6.53%        6.68%        6.01%        6.34%
Portfolio turnover rate                                    35%**           59%          43%          60%          46%          44%
Net assets, end of period (in thousands)          $   161,303     $   143,713   $   98,004   $  102,349   $  129,487   $  114,326
Ratios with reduction for fees paid indirectly:
  Net expenses                                           1.15%**         1.16%        1.18%        1.15%        1.02%        1.17%
  Net investment income                                  5.40%**         5.79%        6.56%        6.71%        6.03%        6.35%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratio with no reduction for fees paid indirectly.
(a) Accretion of discounts and amortization of premiums on debt securities (see note 6) resulted in a reduction of net investment income of $0.01 per share, an increase in net realized and unrealized gain (loss) on investments of $0.01 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

                                                  SIX MONTHS
                                                     ENDED
                                                   12/31/02       YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  (UNAUDITED)     6/30/02(a)     6/30/01      6/30/00      6/30/99      6/30/98
CLASS B
Net asset value, beginning of period              $      8.87     $      8.77   $     8.44   $     8.91   $     9.33   $     9.03
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Increase (decrease) from investment operations:
  Net investment income                           $      0.20     $      0.44   $     0.50   $     0.50   $     0.48   $     0.51
  Net realized and unrealized gain (loss) on
    investments                                          0.16            0.14         0.30        (0.46)       (0.42)        0.31
                                                  -----------     -----------   ----------   ----------   ----------   ----------
        Net increase from investment operations   $      0.36     $      0.58   $     0.80   $     0.04   $     0.06   $     0.82
Distributions to shareowners:
  Net investment income                                 (0.20)          (0.48)       (0.47)       (0.51)       (0.48)       (0.52)
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value        $      0.16     $      0.10   $     0.33   $    (0.47)  $    (0.42)  $     0.30
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $      9.03     $      8.87   $     8.77   $     8.44   $     8.91   $     9.33
                                                  ===========     ===========   ==========   ==========   ==========   ==========
Total return*                                            4.07%           6.78%        9.71%        0.48%        0.57%        9.21%
Ratio of net expenses to average net assets+             1.95%**         1.95%        2.05%        2.05%        1.86%        1.98%
Ratio of net investment income to average net
  assets+                                                4.61%**         5.02%        5.72%        5.81%        5.18%        5.52%
Portfolio turnover rate                                    35%**           59%          43%          60%          46%          44%
Net assets, end of period (in thousands)          $    74,764     $    59,729   $   38,231   $   37,269   $   49,816   $   30,888
Ratios with reduction for fees paid indirectly:
  Net expenses                                           1.95%**         1.95%        2.04%        2.03%        1.83%        1.97%
  Net investment income                                  4.61%**         5.02%        5.73%        5.83%        5.21%        5.53%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratio with no reduction for fees paid indirectly.
(a) Accretion of discounts and amortization of premiums on debt securities (see note 6) resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

                                                  SIX MONTHS
                                                     ENDED
                                                   12/31/02       YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  (UNAUDITED)     6/30/02(a)     6/30/01      6/30/00      6/30/99      6/30/98
CLASS C
Net asset value, beginning of period              $      8.83     $      8.73   $     8.46   $     8.89   $     9.31   $     9.02
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Increase (decrease) from investment operations:
  Net investment income                           $      0.20     $      0.44   $     0.48   $     0.48   $     0.48   $     0.52
  Net realized and unrealized gain (loss) on
    investments                                          0.16            0.12         0.30        (0.45)       (0.42)        0.29
                                                  -----------     -----------   ----------   ----------   ----------   ----------
        Net increase from investment operations   $      0.36     $      0.56   $     0.78   $     0.03   $     0.06   $     0.81
Distributions to shareowners:
  Net investment income                                 (0.20)          (0.46)       (0.51)       (0.46)       (0.48)       (0.52)
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value        $      0.16     $      0.10   $     0.27   $    (0.43)  $    (0.42)  $     0.29
                                                  -----------     -----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $      8.99     $      8.83   $     8.73   $     8.46   $     8.89   $     9.31
                                                  ===========     ===========   ==========   ==========   ==========   ==========
Total return*                                            4.12%           6.55%        9.46%        0.36%        0.60%        9.12%
Ratio of net expenses to average net assets+             1.98%**         2.14%        2.18%        2.32%        1.86%        1.90%
Ratio of net investment income to average net
  assets+                                                4.56%**         4.78%        5.56%        5.53%        5.17%        5.58%
Portfolio turnover rate                                    35%**           59%          43%          60%          46%          44%
Net assets, end of period (in thousands)          $    25,366     $    18,067   $    7,377   $    6,264   $   10,369   $    8,515
Ratios with reduction for fees paid indirectly:
  Net expenses                                           1.98%**         2.15%        2.15%        2.30%        1.83%        1.89%
  Net investment income                                  4.56%**         4.77%        5.59%        5.55%        5.20%        5.59%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
 ** Annualized
(a) Accretion of discounts and amortization of premiums on debt securities (see note 6) resulted in a reduction of net investment income of $0.01 per share, an increase in net realized and unrealized gain (loss) on investments of $0.01 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

                                                  SIX MONTHS
                                                     ENDED          9/20/01
                                                   12/31/02           TO
                                                  (UNAUDITED)     6/30/02(b)
CLASS Y(a)
Net asset value, beginning of period              $      8.87     $      8.85
                                                  -----------     -----------
Increase (decrease) from investment operations:
  Net investment income                           $      0.26     $      0.43
  Net realized and unrealized gain on
    investments                                          0.16            0.04
                                                  -----------     -----------
        Net increase (decrease) from investment
          operations                              $      0.42     $      0.47
Distributions to shareowners:
  Net investment income                                 (0.27)          (0.45)
                                                  -----------     -----------
Net decrease in net asset value                   $      0.15     $      0.02
                                                  -----------     -----------
Net asset value, end of period                    $      9.02     $      8.87
                                                  ===========     ===========
Total return*                                            4.77%           5.48%
Ratio of net expenses to average net assets+             0.43%**         0.64%**
Ratio of net investment income to average net
  assets+                                                3.83%**         6.28%**
Portfolio turnover rate                                    35%**           59%
Net assets, end of period (in thousands)          $     5,272     $     4,051
Ratios with reduction for fees paid indirectly:
  Net expenses                                           0.43%**         0.64%**
  Net investment income                                  3.83%**         6.28%**

(a) Class Y Shares were first publicly offered on September 20, 2001.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
  + Ratio with no reduction for fees paid indirectly.
(b) Accretion of discounts and amortization of premiums on debt securities (see note 6) resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.23%.

   The accompanying notes are an integral part of these financial statements.

PIONEER BOND FUND

NOTES TO FINANCIAL STATEMENTS 12/31/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Bond Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

On September 28, 2001 (Closing Date), the Fund acquired the assets of the Pioneer Limited Maturity Bond Fund in exchange solely for (I) the issuance of Class A, Class B and Class Y shares of beneficial interest of the Fund and (II) the assumption by the Fund of the liabilities of the Pioneer Limited Maturity Bond Fund. Following this transfer, the Pioneer Limited Maturity Bond Fund was liquidated and dissolved and Class A, B and Y shares of the Fund were distributed to the former shareowners of the Pioneer Limited Maturity Fund.

The reorganization was accomplished by a tax-free transfer of assets whereby each shareowner of the Pioneer Limited Maturity Bond Fund received a number of full and fractional shares of the Fund held as of the Closing Date. The unrealized appreciation of $707,251 at the date of transfer was treated as non-taxable by the Pioneer Limited Maturity Bond Fund. As such, the Pioneer Bond Fund's basis in the securities transferred reflects their historical cost basis as of the date of transfer. The portfolio turnover shown in the financial highlights excludes purchases and sales of securities by the Pioneer Limited Maturity Bond Fund prior to the date of transfer. The shares issued in connection with the acquisition are included in shares sold in the statement of changes in net assets. The net assets, net asset values per share and shares outstanding as of the Closing Date were:

                           LIMITED MATURITY BOND FUND
                              (PRE-REORGANIZATION)

                                       CLASS A        CLASS B        CLASS Y
--------------------------------------------------------------------------------
Net Assets                           $ 25,353,014   $ 7,227,654     $ 463,902

Shares Outstanding                      6,789,834     1,943,967       123,913

Net Asset Value Per Share                    3.73          3.72          3.74

                                    BOND FUND
                              (PRE-REORGANIZATION)

                      CLASS A          CLASS B        CLASS C        CLASS Y
--------------------------------------------------------------------------------
Net Assets         $ 105,362,478     $ 42,828,737   $ 9,521,769    $ 1,521,296

Shares
Outstanding           11,875,065        4,831,398     1,079,669        171,511

Net Asset Value
Per Share                   8.87             8.86          8.82           8.87

                                    BOND FUND
                              (POST-REORGANIZATION)

                      CLASS A          CLASS B        CLASS C        CLASS Y
--------------------------------------------------------------------------------
Net Assets         $ 130,715,492     $ 50,056,389   $ 9,521,769    $ 1,985,198

Shares
Outstanding           14,732,532        5,646,730     1,079,669        223,811

Net Asset Value
Per Share                   8.87             8.86          8.82           8.87

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FEDERAL INCOME TAXES

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

C. FUND SHARES

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $55,020 in underwriting commissions on the sale of fund shares for the six months ended December 31, 2002.

D. CLASS ALLOCATIONS

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution fees.

2. MANAGEMENT AGREEMENT

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano and the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

In addition, under the management and administation agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2002, $124,608 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $75,504 in transfer agent fees payable to PIMSS at December 31, 2002.

4. DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and the Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $126,984 in distribution fees payable to PFD at December 31, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2002, CDSCs in the amount of $113,381 were paid to PFD.

5. EXPENSE OFFSETS

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended December 31, 2002, the Fund's expenses were reduced by $6,376 under such arrangements.

6. CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment Companies and began amortizing discounts and accreting premiums on debt securities. This change had no impact on the Fund's total net assets and resulted in a $1,026,823 reduction in the cost of securities and a corresponding increase in net unrealized appreciation, based on securities held by the Fund on July 1, 2001.

The effect of this change for the year ended June 30, 2002, was to decrease net investment income by $335,081, decrease change in net unrealized gain (loss) on investments by $196,605 and increase net realized loss on investments by $531,686. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

PIONEER BOND FUND

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

TRUSTEES

John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Daniel T. Geraci
Margaret B.W. Graham
Marguerite A. Piret
Stephen K. West
John Winthrop

OFFICERS

John F. Cogan, Jr., President
Daniel T. Geraci, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FACTFONE(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and four-digit personal identification number at hand.

6-MONTH REINSTATEMENT PRIVILEGE (FOR CLASS A AND CLASS B SHARES)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.

INVESTOMATIC PLAN

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

PAYROLL INVESTMENT PROGRAM (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

AUTOMATIC EXCHANGE PROGRAM

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, then select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund, and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

DIRECTED DIVIDENDS

Lets you invest cash DIVIDENDS from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

DIRECT DEPOSIT

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FACTFONE(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

RETIREMENT PLANS INFORMATION                                      1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                      1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

OUR TOLL-FREE FAX                                                 1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                         www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER INVESTMENT MANAGEMENT, INC.
60 STATE STREET
BOSTON, MASSACHUSETTS 02109
www.pioneerfunds.com

                                                                   12968-00-0203
                                        (C) 2003 PIONEER FUNDS DISTRIBUTOR, INC.
                                UNDERWRITER OF PIONEER MUTUAL FUNDS, MEMBER SIPC

[GRAPHIC]

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